Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000038340 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000038340 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000038340 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000038340 | United States
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000038340 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000038340 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000038340 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000038340 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038340 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038340 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038340 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038340 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038340 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096745 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000096745 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000096745 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000096745 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000096745 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096745 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000096745 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000096745 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000096745 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000096745 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096745 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000096745 | China
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000096745 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000096745 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000096745 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096745 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000096745 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000096745 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096745 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096745 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038346 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000038346 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000038346 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038346 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038346 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038346 | JD.com, Inc.FR_BKPQZT900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038346 | Industrial & Commercial Bank of China Ltd.FR_B1G1QD902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038346 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038346 | Bank of China Ltd.FR_B15456906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038346 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038346 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000038346 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000038346 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000038346 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038346 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038346 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038346 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038346 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038346 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038346 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S000036082 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S000036082 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S000036082 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S000036082 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
S000036082 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S000036082 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S000036082 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S000036082 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S000036082 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
S000036082 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
S000036082 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S000036082 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.20%
S000036082 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S000036082 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S000036082 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S000036082 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S000036082 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S000036082 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S000036082 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S000036082 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062489 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062489 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062489 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062489 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062489 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062489 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062489 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062489 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062489 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062489 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062489 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000062489 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062489 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062489 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062489 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062489 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000062489 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062489 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062489 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062489 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038339 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038339 | Segro PLCFR_B5ZN1N909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038339 | Scentre GroupFR_BLZH0Z901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038339 | Link REITFR_B0PB4M906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038339 | CapitaLand Integrated Commercial TrustFR_642012900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038339 | Unibail-Rodamco-WestfieldFR_BF2PQ0901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038339 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038339 | CapitaLand Ascendas REITFR_656387909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038339 | Nippon Building Fund, Inc.FR_639680909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038339 | LEG Immobilien SEFR_B9G6L8900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038339 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038339 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038339 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000038339 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000038339 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000038339 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038339 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038339 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038339 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017550 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017550 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017550 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017550 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000017550 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017550 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017550 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000017550 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017550 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017550 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017550 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017550 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017550 | France
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017550 | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017550 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017550 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017550 | Germany
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000017550 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017550 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149166 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149166 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000149166 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000149166 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000149166 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149166 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000149166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000149166 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000149166 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000149166 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149166 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000149166 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149166 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149166 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149166 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149166 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149166 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149166 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149166 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149166 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038341 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038341 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000038341 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038341 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000038341 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000038341 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000038341 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000038341 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000038341 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038341 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000038341 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038341 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038341 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038341 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038341 | China
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038341 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038341 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000038341 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000038341 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038341 | India
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167041 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167041 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000167041 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000167041 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167041 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000167041 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167041 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000167041 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000167041 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000167041 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167041 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000167041 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167041 | France
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000167041 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000167041 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000167041 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167041 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167041 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000167041 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167041 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141272 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141272 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000141272 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141272 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000141272 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141272 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000141272 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000141272 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141272 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000141272 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141272 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000141272 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141272 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141272 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141272 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000141272 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000141272 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000141272 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141272 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141272 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167042 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000167042 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167042 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000167042 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000167042 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167042 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167042 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167042 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000167042 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167042 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167042 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167042 | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000167042 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000167042 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167042 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167042 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167042 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000167042 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167042 | India
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000167042 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000141273 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141273 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141273 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000141273 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000141273 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000141273 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141273 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141273 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000141273 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000141273 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141273 | China
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000141273 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000141273 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141273 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141273 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000141273 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141273 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141273 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141273 | India
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000141273 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141274 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141274 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000141274 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141274 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000141274 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000141274 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000141274 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000141274 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000141274 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000141274 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141274 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000141274 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141274 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141274 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141274 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141274 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141274 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000141274 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141274 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141274 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038337 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038337 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000038337 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038337 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000038337 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038337 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000038337 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000038337 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000038337 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000038337 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038337 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038337 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000038337 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000038337 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038337 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038337 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000038337 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038337 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000038337 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038337 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038347 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038347 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000038347 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038347 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000038347 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000038347 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038347 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000038347 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000038347 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038347 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000038347 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038347 | China
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000038347 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000038347 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038347 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038347 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038347 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038347 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038347 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038347 | India
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000017549 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017549 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017549 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017549 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017549 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017549 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017549 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017549 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017549 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017549 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017549 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017549 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017549 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017549 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000017549 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017549 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017549 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017549 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110424 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110424 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110424 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110424 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000110424 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110424 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000110424 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110424 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000110424 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110424 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110424 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000110424 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110424 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110424 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110424 | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110424 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110424 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110424 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110424 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110424 | India
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038345 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038345 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038345 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000038345 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000038345 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038345 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000038345 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000038345 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038345 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038345 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000038345 | China
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000038345 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000038345 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038345 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038345 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038345 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038345 | India
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000038345 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060582 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060582 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000060582 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060582 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060582 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060582 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000060582 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000060582 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060582 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000060582 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000060582 | China
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000060582 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000060582 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060582 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060582 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060582 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000060582 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060582 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000060582 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060582 | India
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000126352 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000126352 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000126352 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000126352 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000126352 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000126352 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000126352 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000126352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126352 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126352 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000126352 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000126352 | Canada
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000126352 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126352 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126352 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000126352 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126352 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000126352 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126352 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126352 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092104 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000092104 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000092104 | IndustryPaper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092104 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092104 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000092104 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092104 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092104 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092104 | United States
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000092104 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000092104 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000092104 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092104 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092104 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092104 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092104 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092104 | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092104 | India
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057694 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000057694 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057694 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000057694 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000057694 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000057694 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000057694 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000057694 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057694 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057694 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057694 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057694 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057694 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000057694 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000057694 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057694 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000057694 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000057694 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000057694 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057694 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038338 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000038338 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038338 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038338 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038338 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000038338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000038338 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000038338 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000038338 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000038338 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038338 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000038338 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038338 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038338 | Japan
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000038338 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038338 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038338 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163789 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000163789 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000163789 | IndustryPaper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163789 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163789 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163789 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163789 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163789 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163789 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000163789 | Canada
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000163789 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163789 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163789 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163789 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163789 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163789 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	0.20%